ACQUISITION AND DISPOSITION (Details Narrative)	9 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($) shares		Jun. 30, 2022	Sep. 30, 2022 USD ($) shares		Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares
Business Acquisition [Line Items]
Common stock, shares issued | shares	2,206,014	[1]		1,932,604	[1]	1,103,010
Common stock value	$ 14,989,912			$ 14,337,739		$ 8,976,747
Risk free interest rate			1.50%	1.50%
Expected term			10 years	10 years
Expected volatility rate			96.56%	96.56%
Expected dividend rate
Long-term debt and lease obligation, current						$ 10,000
Gain loss on termination of lease						604,687
Disposal of equipment						$ 8,770
Permex Petroleum US Corporation [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired						100.00%
Net revenue interest rate						81.75%
Common stock, shares issued | shares						416,666
Number of shares purchase warrants as consideration | shares						208,333
Common stock value						$ 2,468,750
Risk free interest rate						1.51%
Expected term						10 years
Expected volatility rate						96.56%
Expected dividend rate						0.00%
Exercise price of warrants or rights | (per share)						$ 8.76	$ 12.00
Permex Petroleum US Corporation [Member] | Valuation Technique, Option Pricing Model [Member]
Business Acquisition [Line Items]
Share purchase warrants						$ 1,051,370

[1]	The number of shares has been restated to reflect the 60:1 reverse stock split (Note 1)